JPMorgan International Unconstrained Equity Fund

Schedule of Portfolio Investments as of January 31, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2020.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 99.3%

Australia - 1.7%
BHP Group plc	2,286	49,768

Austria - 1.6%
Erste Group Bank AG*	1,275	46,832

Brazil - 1.2%
Itau Unibanco Holding SA (Preference)	4,573	34,867

Canada - 7.6%
Alimentation Couche-Tard, Inc., Class B	1,904	63,624
Canadian National Railway Co.	571	53,359
Canadian Pacific Railway Ltd.	208	55,179
Toronto-Dominion Bank (The)	828	45,779

		217,941

China - 9.2%
Alibaba Group Holding Ltd., ADR*	416	85,917
Ping An Insurance Group Co. of China Ltd., Class H	7,605	85,990
Tencent Holdings Ltd.	1,885	89,891

		261,798

Denmark - 2.3%
Novo Nordisk A/S, Class B	1,085	66,062

France - 7.5%
Airbus SE	312	45,808
LVMH Moet Hennessy Louis Vuitton SE	142	61,840
Safran SA	219	35,315
Schneider Electric SE	714	71,188

		214,151

Germany - 10.3%
Continental AG(a)	404	46,077
Delivery Hero SE*(a)(b)	828	63,715
Deutsche Boerse AG	326	52,837
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	225	66,456
SAP SE	505	65,778

		294,863

Hong Kong - 5.0%
AIA Group Ltd.	9,546	94,591
CK Asset Holdings Ltd.	7,393	47,230

		141,821

India - 3.2%
HDFC Bank Ltd., ADR	1,585	90,772

Indonesia - 1.9%
Bank Central Asia Tbk. PT	23,013	54,381

Japan - 6.7%
Keyence Corp.	130	43,633
Komatsu Ltd.	2,180	48,196
SMC Corp.	92	39,886
Sony Corp.	832	58,158

		189,873

Netherlands - 5.0%
ASML Holding NV	243	68,170
Royal Dutch Shell plc, Class A	2,803	73,478

		141,648

Sweden - 1.7%
Svenska Handelsbanken AB, Class A	4,842	47,442

Switzerland - 10.2%
Alcon, Inc.*	568	33,566
LafargeHolcim Ltd. (Registered)*	1,140	57,911
Nestle SA (Registered)	1,179	129,985
Novartis AG (Registered)	717	67,735

		289,197

Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,296	69,896

United Kingdom - 19.8%
Burberry Group plc	1,558	39,947
Diageo plc	1,544	61,066
GlaxoSmithKline plc	3,142	73,780
Legal & General Group plc	18,370	73,882
Linde plc	274	55,907
London Stock Exchange Group plc	535	55,259
Persimmon plc	796	32,045
RELX plc	1,874	49,618
Smith & Nephew plc	2,365	56,897
Unilever NV	1,119	65,298

		563,699

United States - 1.9%
Ferguson plc	601	53,988

TOTAL COMMON STOCKS (Cost $2,592,495)		2,828,999

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENT COMPANIES - 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d)(Cost $9,327)	9,325	9,329

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)(Cost $3,673)	3,673	3,673

TOTAL SHORT-TERM INVESTMENTS (Cost $13,000)		13,002

Total Investments - 99.7% (Cost $2,605,495)		2,842,001
Other Assets Less Liabilities - 0.3%		7,468

Net Assets - 100.0%		2,849,469

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Insurance	11.3%
Banks	11.3
Pharmaceuticals	7.3
Internet & Direct Marketing Retail	5.3
Semiconductors & Semiconductor Equipment	4.9
Food Products	4.6
Road & Rail	3.8
Capital Markets	3.8
Textiles, Apparel & Luxury Goods	3.6
Health Care Equipment & Supplies	3.2
Household Durables	3.2
Interactive Media & Services	3.2
Machinery	3.1
Aerospace & Defense	2.9
Oil, Gas & Consumable Fuels	2.6
Electrical Equipment	2.5
Software	2.3
Personal Products	2.3
Food & Staples Retailing	2.2
Beverages	2.1
Construction Materials	2.0
Chemicals	2.0
Trading Companies & Distributors	1.9
Metals & Mining	1.7
Professional Services	1.7
Real Estate Management & Development	1.7
Auto Components	1.6
Electronic Equipment, Instruments & Components	1.5
Short-Term Investments	0.4

Abbreviations

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $3,474,000.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

A. Valuation of Investments - Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities

Common Stocks
Australia	$–	$49,768	$–	$49,768
Austria	–	46,832	–	46,832
China	85,917	175,881	–	261,798
Denmark	–	66,062	–	66,062
France	–	214,151	–	214,151
Germany	–	294,863	–	294,863
Hong Kong	–	141,821	–	141,821
Indonesia	–	54,381	–	54,381
Japan	–	189,873	–	189,873
Netherlands	–	141,648	–	141,648
Sweden	–	47,442	–	47,442
Switzerland	–	289,197	–	289,197
United Kingdom	–	563,699	–	563,699
United States	–	53,988	–	53,988
Other Common Stocks	413,476	–	–	413,476
Total Common Stocks	499,393	2,329,606	–	2,828,999
Short-Term Investments
Investment Companies	9,329	–	–	9,329
Investment of cash collateral from securities loaned	3,673	–	–	3,673
Total Short-Term Investments	13,002	–	–	13,002
Total Investments in Securities	$512,395	$2,329,606	$–	$2,842,001

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates - The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$48,921	$222,971	$262,572	$16	$(7)	$9,329	9,325	$244	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares(a)	55,000	93,000	148,000	—	—	—	—	135	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	20,853	62,134	79,314	—	—	3,673	3,673	36	—

Total	$124,774	$378,105	$489,886	$16	$(7)	$13,002		$415	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.